Cover	6 Months Ended
Oct. 31, 2025
Entity Addresses [Line Items]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Registrant Name	Phaos Technology Holdings (Cayman) Limited
Entity Central Index Key	0002024258
Entity Primary SIC Number	3823
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	55 Ayer Rajah Crescent
Entity Address, Address Line Two	#5-05
Entity Address, Country	SG
Entity Address, Postal Zip Code	139949
City Area Code	+65
Local Phone Number	6250 3877
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	800
Local Phone Number	221-0102